February 13, 2019

Registrant: Pioneer Bond Fund


File No.: 811-02864


Form: N-CEN/A


Original Filing Date: 9/13/18


Amended Filing Date: 2/13/19


Explanation: The Registrant amended the Form N-CEN for the period ended June 30, 2018 to correct the Advisor's CRD number